Commitments, contingencies and operating risks - ECL allowances (Details) - Loss allowance / Impairment - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (100)	₽ (86)	₽ (84)	₽ (111)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(8)	(2)	(24)	23
ECL allowance as end of the period	₽ (108)	₽ (88)	₽ (108)	₽ (88)